Financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2020	2019	2020	2019
Balance as of January 1	31	19	61	98
Additions	—	8	—	1
Cash receipts and payments	—	—	—	—
(Losses) recognized in consolidated statements of comprehensive (loss)/income	(10)	(7)	—	—
Gain/(losses) in consolidated income statements	—	—	3	3
Amortization	—	—	(23)	(29)
Reclassification	—	2	—	—
Balance as of June 30	21	22	41	73

The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2020 and December 31, 2019.

	June 30, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	21	—	21
Long-term financial investments measured at FVPL	—	—	27	—	27
Long-term receivables from customers	—	—	—	107	107
Deferred compensation assets(1)	118	—	—	—	118
Non-current minimum lease payments from finance lease agreements	—	—	—	59	59
Long-term loans, advances, and security deposits	—	—	—	19	19
Total non-current financial assets	118	—	48	185	351
Current financial assets
Money market funds	795	—	—	—	795
Current portion of long-term financial investments measured at FVPL(2)	—	—	14	—	14
Current portion of long-term receivables from customers(2)	—	—	—	116	116
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	41	41
Other receivables, security deposits and current assets(2)	—	—	—	127	127
VAT receivables(2)	—	—	—	48	48
Derivative financial instruments(2)	—	2	—	—	2
Total current financial assets	795	2	14	332	1,143
Total financial assets at fair value and amortized cost or cost	913	2	62	517	1,494
Financial liabilities
Contingent consideration liabilities	—	—	(192)	—	(192)
Non-current financial debt	—	—	—	(3,909)	(3,909)
Current financial debt	—	—	—	(234)	(234)
Derivative financial instruments	—	(1)	—	—	(1)
Total financial liabilities at fair value and amortized cost	—	(1)	(192)	(4,143)	(4,336)

(1)	Recorded in Other non-current assets.

(2)	Recorded in Other current assets.

(3)
Carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, 2030, and 2049 notes recorded in Non-current financial debt with a fair value of $2,921 million and a carrying value of $2,724 million as of June 30, 2020. The fair value of notes was determined using level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Deferred compensation assets(1)	122	—	—	—	122
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	122	—	59	248	429
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(2)	—	—	33	—	33
Current portion of long-term receivables from customers(2)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	46	46
Other receivables, security deposits and current assets(2)	—	—	—	147	147
VAT receivables(2)	—	—	—	64	64
Derivative financial instruments(2)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	242	1	92	627	962
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)

(1)	Recorded in Other non-current assets.

(2)	Recorded in Other current assets.
(3)
Carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, and 2049 notes recorded in Non-current financial debt with a fair value of $2,049 million and a carrying value of $1,979 million as of December 31, 2019. The fair value of notes was determined using level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

Disclosure of fair value measurement of liabilities

The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2020 and December 31, 2019.

	June 30, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	21	—	21
Long-term financial investments measured at FVPL	—	—	27	—	27
Long-term receivables from customers	—	—	—	107	107
Deferred compensation assets(1)	118	—	—	—	118
Non-current minimum lease payments from finance lease agreements	—	—	—	59	59
Long-term loans, advances, and security deposits	—	—	—	19	19
Total non-current financial assets	118	—	48	185	351
Current financial assets
Money market funds	795	—	—	—	795
Current portion of long-term financial investments measured at FVPL(2)	—	—	14	—	14
Current portion of long-term receivables from customers(2)	—	—	—	116	116
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	41	41
Other receivables, security deposits and current assets(2)	—	—	—	127	127
VAT receivables(2)	—	—	—	48	48
Derivative financial instruments(2)	—	2	—	—	2
Total current financial assets	795	2	14	332	1,143
Total financial assets at fair value and amortized cost or cost	913	2	62	517	1,494
Financial liabilities
Contingent consideration liabilities	—	—	(192)	—	(192)
Non-current financial debt	—	—	—	(3,909)	(3,909)
Current financial debt	—	—	—	(234)	(234)
Derivative financial instruments	—	(1)	—	—	(1)
Total financial liabilities at fair value and amortized cost	—	(1)	(192)	(4,143)	(4,336)

(1)	Recorded in Other non-current assets.

(2)	Recorded in Other current assets.

(3)
Carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, 2030, and 2049 notes recorded in Non-current financial debt with a fair value of $2,921 million and a carrying value of $2,724 million as of June 30, 2020. The fair value of notes was determined using level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Deferred compensation assets(1)	122	—	—	—	122
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	122	—	59	248	429
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(2)	—	—	33	—	33
Current portion of long-term receivables from customers(2)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	46	46
Other receivables, security deposits and current assets(2)	—	—	—	147	147
VAT receivables(2)	—	—	—	64	64
Derivative financial instruments(2)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	242	1	92	627	962
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)

(1)	Recorded in Other non-current assets.

(2)	Recorded in Other current assets.
(3)
Carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, and 2049 notes recorded in Non-current financial debt with a fair value of $2,049 million and a carrying value of $1,979 million as of December 31, 2019. The fair value of notes was determined using level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2020	2019
Balance as of January 1	(243)	(162)
Additions	—	(135)
Accretion for passage of time	(9)	(9)
Adjustments for changes in assumptions	40	13
Payments	20	—
Balance as of June 30	(192)	(293)